Organization, Basis of Presentation and Summary of Significant Accounting Policies - Organization (Details)		9 Months Ended
	Jan. 21, 2021 $ / shares shares	Sep. 30, 2021 vote shares	Jan. 20, 2021 shares	Dec. 31, 2020 shares	Sep. 15, 2020 shares	Dec. 31, 2019 shares
Common Class A
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of votes | vote		1
Common stock outstanding (in shares)	103,104,205	100,367,478
Conversion ratio		1
Common Class A | Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price (in usd per share) | $ / shares	$ 13.00
Common Class A | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price (in usd per share) | $ / shares	$ 19.00
Common Class C
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of votes | vote		1
Common stock outstanding (in shares)	0	0
Common Class B
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of votes | vote		10
Common stock outstanding (in shares)	0	0
Exchange ratio		1
Common Class D
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of votes | vote		10
Common stock outstanding (in shares)	1,502,069,787	1,502,069,787
UWM Holdings Corporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	94.00%
SFS Corp
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	6.00%
UWM
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units authorized			1
Number of units issued			1
Number of units outstanding			1
SFS Corp | UWM Holdings Corporation | Class B and Class D
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of earn-out shares to be issued	90,761,687
UNITED WHOLESALE MORTGAGE, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units authorized				1		1
Number of units issued				0		0
Number of units outstanding				0		0
UNITED WHOLESALE MORTGAGE, LLC | UWM Holdings Corporation | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	94.00%
UNITED WHOLESALE MORTGAGE, LLC | SFS Corp
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units authorized					80,000
Number of units issued					80,000
Number of units outstanding					80,000
UNITED WHOLESALE MORTGAGE, LLC | SFS Corp | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percent	6.00%